LOAN SERVICING (Tables)	12 Months Ended
Dec. 31, 2012
LOAN SERVICING [Abstract]
Mortgage Loans Serviced for Others
Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of these loans are summarized as follows:

	At December 31,
	2012	2011
	(in thousands)
Mortgage loan servicing portfolios
FHLMC	$235	$285
FNMA	127,677	108,275
Other investors	8,294	10,434
	$136,206	$118,994